EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2016	2015	2014
Net earnings (loss)	$15,385	$(2,674)	$(16,853)

Weighted average shares used in computation of:
Basic	32,032	32,166	31,512
Assumed conversion	303	—	—
Diluted	32,335	32,166	31,512
Net earnings (loss) per share (in dollars):
Basic	$0.48	$(0.08)	$(0.53)
Diluted	0.48	(0.08)	(0.53)